Notes Payable	12 Months Ended
Sep. 30, 2025
Notes Payable [Abstract]
NOTES PAYABLE
19.	NOTES PAYABLE

Notes payable were $2,130,699 and $0 as of September 30, 2025 and 2024, respectively.

Notes payable relate to bank’s acceptance for outstanding balances from suppliers. Note payable is secured by restricted cash deposited with the bank.